Related Party Transactions (Details) - Schedule of Transactions with Related Parties	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Current payables:
Payables to related parties	$ 234,641	$ 160,494	$ 25,667
Non-current payables:
Payables to related parties	$ 132,896	$ 90,901